UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments

Asset-Backed Securities — 2.3%
Security	Principal Amount (000’s omitted)	Value

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	$48,045	$43,927,324

Total Asset-Backed Securities (identified cost $47,355,203)		$43,927,324

Collateralized Mortgage Obligations — 2.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(3)

Series 2770, Class SH, 3.688%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	$752	$86,478

Series 4791, Class JI, 4.00%, 5/15/48	8,123	1,614,817

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class B1, 9.586%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(5)	7,326	7,704,433

Series 2020-HQA4, Class B1, 8.836%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(5)	3,561	3,515,003

Series 2022-HQA1, Class B1, 9.997%, (30-day average SOFR + 7.00%), 3/25/42(1)(5)	6,303	5,940,693

Series 2022-HQA1, Class M1B, 6.497%, (30-day average SOFR + 3.50%), 3/25/42(1)(5)	2,521	2,415,190

Series 2022-HQA1, Class M2, 8.247%, (30-day average SOFR + 5.25%), 3/25/42(1)(5)	5,043	4,742,444

Federal National Mortgage Association:

Interest Only:(3)

Series 424, Class C8, 3.50%, 2/25/48	10,284	1,852,993

Series 2010-109, Class PS, 3.014%, (6.60% -1 mo. USD LIBOR), 10/25/40(4)	1,606	127,575

Series 2018-21, Class IO, 3.00%, 4/25/48	8,924	1,667,195

Series 2018-58, Class BI, 4.00%, 8/25/48	1,471	280,993

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2021-R02, Class 2B1, 6.297%, (30-day average SOFR + 3.30%), 11/25/41(1)(5)	9,233	8,154,033

Series 2022-R02, Class 2B2, 10.647%, (30-day average SOFR + 7.65%), 1/25/42(1)(5)	4,412	4,021,166

Total Collateralized Mortgage Obligations (identified cost $60,680,189)		$42,123,013

Common Stocks — 4.6%
Security	Shares	Value

Argentina — 0.6%

Banco Macro S.A. ADR(6)	123,900	$1,839,915

Security	Shares	Value

Argentina (continued)

Grupo Financiero Galicia S.A. ADR	183,900	$1,427,064

IRSA Inversiones y Representaciones S.A. ADR(6)	133,500	570,045

Loma Negra Cia Industrial Argentina S.A. ADR	281,200	1,895,288

Pampa Energia S.A. ADR(6)	121,000	3,045,570

Telecom Argentina S.A. ADR(6)	335,800	1,400,286

Transportadora de Gas del Sur S.A. ADR(6)	225,961	1,959,082

		$12,137,250

Bulgaria — 0.6%

Eurohold Bulgaria AD(6)	11,358,027	$11,079,927

		$11,079,927

Cyprus — 0.6%

Bank of Cyprus Holdings PLC(6)	8,424,416	$12,085,371

Galaxy Cosmos Mezz PLC(6)	48,441	7,822

Sunrisemezz PLC(6)	272,828	22,082

		$12,115,275

Egypt — 0.0%(7)

Taaleem Management Services Co. SAE(6)	2,678,490	$398,471

		$398,471

Greece — 1.0%

Alpha Services and Holdings S.A.(6)	1,307,900	$1,211,239

Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	2,179,446

Hellenic Telecommunications Organization S.A.	227,300	3,569,643

JUMBO S.A.	145,300	2,063,780

Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,342,306

Mytilineos S.A.	102,500	1,718,742

National Bank of Greece S.A.(6)	460,300	1,667,793

OPAP S.A.	161,100	1,973,981

Piraeus Financial Holdings S.A.(6)	1,909,800	2,354,403

Public Power Corp. S.A.(6)	132,900	838,887

Titan Cement International S.A.	6,605	73,813

		$18,994,033

Iceland — 0.4%

Arion Banki HF(1)	1,970,378	$2,206,011

Eik Fasteignafelag HF	6,056,328	546,861

Eimskipafelag Islands HF	493,527	1,869,628

Hagar HF	1,926,423	962,176

Islandsbanki HF	1,104,783	979,657

Reginn HF	2,864,793	576,788

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Iceland (continued)

Reitir Fasteignafelag HF	1,754,792	$1,118,181

Siminn HF	8,447,061	663,573

		$8,922,875

Indonesia — 0.0%(7)

Bayan Resources Tbk PT	42,800	$201,446

		$201,446

Japan — 0.4%

Mizuho Financial Group, Inc.	172,700	$1,867,830

Resona Holdings, Inc.	328,000	1,236,216

SBI Holdings, Inc.	36,900	666,564

Sumitomo Mitsui Financial Group, Inc.	66,500	1,867,424

Tokio Marine Holdings, Inc.	108,200	1,958,978

		$7,597,012

United Arab Emirates — 0.1%

Dubai Electricity & Water Authority PJSC	2,009,569	$1,335,382

		$1,335,382

United Kingdom — 0.0%(7)

Tesnik Cuatro, Ltd.(8)	584,285	$467,194

		$467,194

Vietnam — 0.9%

Bank for Foreign Trade of Vietnam JSC	371,402	$1,097,518

Binh Minh Plastics JSC	45,300	110,911

Coteccons Construction JSC	148,570	251,243

FPT Corp.	1,176,500	3,829,756

Ho Chi Minh City Infrastructure Investment JSC(6)	868,000	528,675

Hoa Phat Group JSC	1,601,821	1,007,019

KIDO Group Corp.	38,090	94,198

Masan Group Corp.	167,040	574,259

Mobile World Investment Corp.	1,116,000	2,479,541

Phu Nhuan Jewelry JSC	357,800	1,531,974

Refrigeration Electrical Engineering Corp.	501,239	1,705,019

SSI Securities Corp.	280,688	183,995

Vietnam Dairy Products JSC	352,996	1,114,213

Vietnam Prosperity JSC Bank(6)	1,332,019	937,747

Vietnam Technological & Commercial Joint Stock

Bank(6)	666,300	705,768

Vingroup JSC(6)	458,952	1,022,588

		$17,174,424

Total Common Stocks (identified cost $105,290,208)		$90,423,289

Convertible Bonds — 0.4%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$4,239,375

			$4,239,375

India — 0.2%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$3,166,513

			$3,166,513

Total Convertible Bonds (identified cost $9,367,085)			$7,405,888

Foreign Corporate Bonds — 7.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(7)

IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	448	$418,159

			$418,159

Armenia — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	5,041	$4,773,777

			$4,773,777

Brazil — 1.1%

Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,778	$1,558,646

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	1,194	994,011

10.00%, 2/10/27(9)	USD	2,847	2,370,143

Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,949	1,489,781

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	5,892	4,511,740

Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	1,883	1,572,305

Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	4,599	3,589,520

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	530	518,511

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	736	609,728

Vale S.A., 2.762%(10)(11)	BRL	64,850	4,111,575

			$21,325,960

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.6%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	1,742	$1,250,038

Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	9,718	9,581,626

			$10,831,664

Chile — 0.6%

AES Andes S.A.:

6.35% to 4/7/25, 10/7/79(9)(12)	USD	954	$776,402

7.125% to 4/7/24, 3/26/79(9)(12)	USD	1,414	1,162,621

Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	2,840	2,795,100

Mercury Chile Holdco, LLC, 6.50%, 1/24/27(9)	USD	2,278	1,882,881

VTR Comunicaciones SpA:

4.375%, 4/15/29(9)	USD	4,592	2,578,844

5.125%, 1/15/28(9)	USD	4,579	2,919,044

			$12,114,892

China — 0.1%

KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,385	$423,246

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(13)	USD	7,800	411,496

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(9)(13)	USD	2,800	174,336

8.35%, 4/19/23(9)(13)	USD	5,201	324,845

Times China Holdings, Ltd.:

5.55%, 6/4/24(9)	USD	6,284	558,671

6.75%, 7/16/23(9)	USD	4,471	534,048

			$2,426,642

Georgia — 0.3%

Georgia Capital JSC:

6.125%, 3/9/24(1)	USD	2,580	$2,420,974

6.125%, 3/9/24(9)	USD	2,988	2,803,826

			$5,224,800

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	2,687	$2,408,896

			$2,408,896

Iceland — 1.3%

Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$11,820,144

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	6,206,682

Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	6,955,457

WOW Air HF:

0.00%(8)(10)(13)	EUR	121	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	5,500	0

			$24,982,283

Security		Principal Amount (000’s omitted)	Value

India — 0.4%

JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$4,153,095

JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,435,216

Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	2,214	1,855,597

			$7,443,908

Luxembourg — 0.1%

Gol Finance S.A., 8.00%, 6/30/26(9)	USD	2,020	$1,186,124

			$1,186,124

Mexico — 0.4%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(9)(13)	USD	5,879	$88,185

10.00%, 12/19/22(9)(13)	USD	2,864	42,960

Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	3,108,096

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)(13)	USD	2,297	1,412,499

Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(9)	USD	3,170	2,686,119

Trust Fibra Uno, 4.869%, 1/15/30(9)	USD	1,951	1,474,371

			$8,812,230

Moldova — 0.3%

Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$6,313,104

			$6,313,104

Morocco — 0.1%

OCP S.A., 5.125%, 6/23/51(9)	USD	4,051	$2,493,779

			$2,493,779

Nigeria — 0.4%

IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$2,097,837

IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	1,348	1,053,718

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	3,852,695

			$7,004,250

Paraguay — 0.3%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	7,075	$5,581,963

			$5,581,963

Peru — 0.0%(7)

PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	1,012	$1,034,770

			$1,034,770

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,633	$1,397,268

			$1,397,268

South Africa — 0.3%

HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	4,493	$3,965,072

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(14)	USD	1,725	1,742,722

			$5,707,794

Turkey — 0.3%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,878	$5,492,195

			$5,492,195

Uzbekistan — 0.9%

Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	$1,151,899

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	177,000,000	15,875,737

			$17,027,636

Total Foreign Corporate Bonds (identified cost $214,639,390)			$154,002,094

Loan Participation Notes — 2.2%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.2%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(15)	UZS	294,368,000	$26,358,942

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(15)	UZS	193,215,665	17,287,655

Total Loan Participation Notes (identified cost $48,926,709)			$43,646,597

Reinsurance Side Cars — 1.1%
Security		Shares	Value

Eden Re II, Ltd.:

Series 2021A, 0.00%, 3/21/25(1)(8)(16)(17)		777,005	$594,409

Series 2022A, 0.00%, 3/20/26(1)(8)(16)(17)		2,200,000	1,978,020

Series 2022B, 0.00%, 3/20/26(1)(8)(16)(17)		4,900,000	4,421,270

Security		Shares	Value

Mt. Logan Re, Ltd., Series A-1(6)(8)(17)(18)		8,600	$6,917,664

Sussex Capital, Ltd.:

Designated Investment Series 14(6)(8)(17)(18)		1,114	805,918

Series 14, Preference Shares(6)(8)(17)(18)		7,500	5,928,142

Total Reinsurance Side Cars (identified cost $23,977,005)			$20,645,423

Senior Floating-Rate Loans — 0.9%(19)
Borrower/Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(7)

Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(20)		$1,204	$608,224

			$608,224

Mexico — 0.9%

Petroleos Mexicanos, Term Loan, 6.35%, (1 mo. USD LIBOR + 3.00%), 6/28/24		$17,248	$16,644,320

			$16,644,320

Total Senior Floating-Rate Loans (identified cost $17,860,361)			$17,252,544

Sovereign Government Bonds — 45.6%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Albania Government International Bond:

3.50%, 10/9/25(9)	EUR	1,687	$1,514,697

3.50%, 6/16/27(9)	EUR	304	264,665

3.50%, 11/23/31(9)	EUR	200	145,248

			$1,924,610

Argentina — 0.1%

Provincia de Cordoba, 6.875%, 12/10/25(9)(21)	USD	3,381	$2,586,564

			$2,586,564

Armenia — 0.4%

Republic of Armenia:

3.60%, 2/2/31(9)	USD	5,818	$3,996,326

3.95%, 9/26/29(9)	USD	4,628	3,369,925

			$7,366,251

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Bahrain — 0.8%

Kingdom of Bahrain, 5.45%, 9/16/32(9)	USD	18,625	$15,074,069

			$15,074,069

Barbados — 2.0%

Government of Barbados, 6.50%, 10/1/29(9)	USD	43,780	$39,519,220

			$39,519,220

Benin — 1.4%

Benin Government International Bond:

4.875%, 1/19/32(9)	EUR	12,386	$8,423,396

4.95%, 1/22/35(9)	EUR	4,429	2,722,599

6.875%, 1/19/52(9)	EUR	26,443	16,464,909

			$27,610,904

Colombia — 1.3%

Titulos De Tesoreria B:

7.00%, 3/26/31	COP	104,882,200	$14,254,590

7.00%, 6/30/32	COP	84,791,900	11,094,408

			$25,348,998

Costa Rica — 0.6%

Costa Rica Government Bond, 9.66%, 9/30/26(9)	CRC	7,043,600	$11,499,169

			$11,499,169

Dominican Republic — 3.7%

Dominican Republic:

8.00%, 1/15/27(9)	DOP	128,350	$2,013,397

8.00%, 2/12/27(9)	DOP	621,240	9,688,084

9.75%, 6/5/26(9)	DOP	26,150	450,361

12.00%, 8/8/25(1)	DOP	557,110	9,826,801

12.75%, 9/23/29(1)	DOP	1,010,500	19,069,981

13.00%, 6/9/34(9)	DOP	1,334,100	24,407,854

Dominican Republic Central Bank Notes:

8.00%, 3/12/27(9)	DOP	46,050	686,324

12.00%, 10/3/25(1)	DOP	379,500	6,681,344

			$72,824,146

Ecuador — 0.6%

Republic of Ecuador:

1.50% to 7/31/23, 7/31/40(9)(21)	USD	5,728	$1,633,331

1.50% to 7/31/23, 7/31/40(9)(21)	USD	20,787	6,941,348

5.50% to 7/31/23, 7/31/30(9)(21)	USD	5,470	2,931,686

			$11,506,365

Security		Principal Amount (000’s omitted)	Value

Egypt — 1.8%

Arab Republic of Egypt:

6.375%, 4/11/31(9)	EUR	11,290	$6,773,431

7.50%, 2/16/61(9)	USD	31,114	17,454,954

7.903%, 2/21/48(9)	USD	4,337	2,458,906

8.15%, 11/20/59(9)	USD	1,873	1,084,268

8.70%, 3/1/49(9)	USD	6,386	3,820,373

8.75%, 9/30/51(9)	USD	2,841	1,698,492

8.875%, 5/29/50(9)	USD	1,464	874,532

			$34,164,956

El Salvador — 1.1%

Republic of El Salvador:

7.125%, 1/20/50(9)	USD	5,152	$1,808,100

7.625%, 2/1/41(9)	USD	2,464	881,943

7.75%, 1/24/23(9)	USD	21,224	19,366,128

			$22,056,171

Ethiopia — 0.4%

Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	13,127	$6,835,360

			$6,835,360

Gabon — 0.9%

Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	24,663	$17,409,612

			$17,409,612

Georgia — 0.2%

Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	3,773	$3,216,127

			$3,216,127

Honduras — 1.4%

Honduras Government International Bond:

5.625%, 6/24/30(9)	USD	30,648	$21,044,960

6.25%, 1/19/27(9)	USD	7,427	5,878,119

7.50%, 3/15/24(9)	USD	0	79

			$26,923,158

Iceland — 1.4%

Republic of Iceland:

5.00%, 11/15/28	ISK	2,319,313	$15,026,230

6.50%, 1/24/31	ISK	1,273,622	8,937,444

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)

Republic of Iceland: (continued)

8.00%, 6/12/25	ISK	323,582	$2,317,550

			$26,281,224

Indonesia — 0.3%

Indonesia Government International Bond, 4.65%, 9/20/32	USD	5,525	$5,125,215

			$5,125,215

Iraq — 2.1%

Republic of Iraq:

5.80%, 1/15/28(9)	USD	39,716	$33,899,394

6.752%, 3/9/23(9)	USD	6,856	6,766,118

			$40,665,512

Ivory Coast — 0.1%

Ivory Coast Government International Bond:

5.25%, 3/22/30(9)	EUR	1,851	$1,404,333

6.625%, 3/22/48(9)	EUR	1,417	891,603

			$2,295,936

Jordan — 0.6%

Kingdom of Jordan:

5.85%, 7/7/30(9)	USD	1,433	$1,191,210

7.375%, 10/10/47(9)	USD	13,405	10,098,442

			$11,289,652

Lebanon — 0.4%

Lebanese Republic:

5.80%, 4/14/20(9)(13)	USD	332	$20,743

6.00%, 1/27/23(9)(13)	USD	1,485	93,169

6.10%, 10/4/22(9)(13)	USD	5,684	362,355

6.15%, 6/19/20(13)	USD	442	26,905

6.20%, 2/26/25(9)(13)	USD	440	27,687

6.25%, 5/27/22(13)	USD	740	47,175

6.25%, 11/4/24(9)(13)	USD	11,108	701,248

6.25%, 6/12/25(9)(13)	USD	7,800	493,974

6.375%, 3/9/20(13)	USD	6,504	402,858

6.40%, 5/26/23(13)	USD	11,020	698,778

6.65%, 4/22/24(9)(13)	USD	13,568	857,245

6.65%, 11/3/28(9)(13)	USD	2,923	184,588

6.85%, 5/25/29(13)	USD	9,378	593,721

7.00%, 12/3/24(13)	USD	4,878	308,631

7.00%, 3/20/28(9)(13)	USD	13,884	865,334

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)

Lebanese Republic: (continued)

7.15%, 11/20/31(9)(13)	USD	12,224	$757,032

8.20%, 5/17/33(13)	USD	4,223	263,135

8.25%, 4/12/21(9)(13)	USD	2,352	149,940

8.25%, 5/17/34(13)	USD	3,507	210,420

			$7,064,938

Macedonia — 1.0%

North Macedonia Government International Bond:

1.625%, 3/10/28(9)	EUR	21,305	$15,920,692

3.675%, 6/3/26(9)	EUR	3,970	3,492,842

			$19,413,534

Mozambique — 0.5%

Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(21)	USD	15,512	$10,613,000

			$10,613,000

New Zealand — 1.1%

New Zealand Government Bond, 2.50%, 9/20/40(9)(22)	NZD	35,121	$20,442,663

			$20,442,663

Oman — 0.1%

Oman Government International Bond, 6.75%, 1/17/48(9)	USD	2,149	$1,811,717

			$1,811,717

Pakistan — 0.4%

Pakistan Government International Bond:

6.00%, 4/8/26(9)	USD	5,376	$1,787,520

8.875%, 4/8/51(9)	USD	8,076	2,536,874

Third Pakistan International Sukuk Co., Ltd. (The),

5.625%, 12/5/22(9)	USD	2,847	2,599,197

			$6,923,591

Peru — 1.6%

Peru Government Bond:

6.15%, 8/12/32	PEN	34,718	$7,433,008

6.95%, 8/12/31	PEN	103,513	23,912,069

			$31,345,077

Romania — 2.4%

Romania Government International Bond:

3.375%, 1/28/50(9)	EUR	3,514	$1,856,851

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Romania (continued)

Romania Government International Bond: (continued)

4.625%, 4/3/49(9)	EUR	20,631	$13,383,920

5.00%, 9/27/26(9)	EUR	16,881	16,204,619

6.625%, 9/27/29(9)	EUR	16,515	15,663,732

			$47,109,122

Serbia — 5.0%

Serbia International Bond:

1.00%, 9/23/28(9)	EUR	16,093	$11,228,155

1.50%, 6/26/29(9)	EUR	27,671	19,257,336

1.65%, 3/3/33(9)	EUR	533	311,923

2.05%, 9/23/36(9)	EUR	132	72,445

3.125%, 5/15/27(9)	EUR	1,567	1,323,980

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	5,345,300	34,672,012

5.875%, 2/8/28	RSD	3,900,890	30,646,426

			$97,512,277

Sri Lanka — 1.1%

Sri Lanka Government International Bond:

5.75%, 4/18/23(9)(13)	USD	12,476	$2,927,869

6.20%, 5/11/27(9)(13)	USD	8,847	2,037,794

6.35%, 6/28/24(9)(13)	USD	3,875	910,238

6.75%, 4/18/28(9)(13)	USD	16,667	3,796,987

6.825%, 7/18/26(9)(13)	USD	23,295	5,533,934

6.85%, 3/14/24(9)(13)	USD	8,685	2,045,470

6.85%, 11/3/25(9)(13)	USD	6,305	1,522,267

7.55%, 3/28/30(9)(13)	USD	9,303	2,147,782

7.85%, 3/14/29(9)(13)	USD	5,620	1,300,026

			$22,222,367

Suriname — 3.4%

Republic of Suriname:

9.25%, 10/26/26(1)(13)	USD	200	$160,600

9.25%, 10/26/26(9)(13)	USD	80,493	64,635,879

12.875%, 12/30/23(9)(13)	USD	2,634	2,133,540

			$66,930,019

Ukraine — 3.6%

Ukraine Government Bond:

9.79%, 5/26/27(8)	UAH	1,287,962	$11,533,988

10.95%, 11/1/23(8)	UAH	21,651	226,205

11.67%, 11/22/23(8)	UAH	108,255	1,131,022

12.52%, 5/13/26(8)	UAH	1,605,408	14,776,143

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Ukraine Government Bond: (continued)

15.84%, 2/26/25(8)	UAH	3,386,787	$37,911,795

15.97%, 4/19/23(8)	UAH	5,100	53,284

Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(6)(9)(23)	USD	18,650	4,743,590

			$70,376,027

Uruguay — 2.0%

Uruguay Government Bond:

3.70%, 6/26/37	UYU	85,429	$2,074,939

3.875%, 7/2/40(22)	UYU	1,289,769	32,021,179

Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	253,400	5,190,932

			$39,287,050

Uzbekistan — 0.1%

National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	$1,086,135

Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	6,120,000	550,652

			$1,636,787

Zambia — 1.6%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	338,620	$13,930,103

11.00%, 12/27/26	ZMW	58,770	2,184,404

12.00%, 3/22/28	ZMW	25,880	882,514

12.00%, 5/31/28	ZMW	11,710	393,004

12.00%, 11/1/28	ZMW	12,400	405,395

12.00%, 2/21/29	ZMW	46,990	1,499,799

13.00%, 12/27/31	ZMW	29,785	902,348

14.00%, 12/5/31	ZMW	2,700	87,008

Zambia Government International Bond:

5.375%, 9/20/22(9)(13)	USD	20,640	7,091,698

8.50%, 4/14/24(9)(13)	USD	8,581	3,475,562

8.97%, 7/30/27(9)(13)	USD	2,782	1,120,217

			$31,972,052

Total Sovereign Government Bonds (identified cost $1,254,369,926)			$886,183,440

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Sovereign Loans — 6.8%
Borrower/Description	Principal Amount (000’s omitted)		Value

Ivory Coast — 0.3%

Republic of Ivory Coast, Term Loan, 5.991%, (6 mo. EURIBOR + 5.75%), 1/6/28(5)	EUR	5,655	$5,604,910

			$5,604,910

Kenya — 1.0%

Government of Kenya:

Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(5)	USD	17,901	$17,884,119

Term Loan, 11.025%, (3 mo. USD LIBOR + 6.70%), 10/24/24(5)	USD	1,988	1,972,612

			$19,856,731

Tanzania — 5.5%

Government of the United Republic of Tanzania:

Term Loan, 7.226%, (6 mo. USD LIBOR + 5.20%), 5/23/23(5)	USD	13,814	$13,887,554

Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(5)	USD	92,880	91,956,122

			$105,843,676

Total Sovereign Loans (identified cost $133,153,798)			$131,305,317

U.S. Government Guaranteed Small Business Administration Loans(24)(25) — 0.8%
Security	Principal Amount (000’s omitted)		Value

1.88%, 12/28/42		$1,302	$81,983

2.24%, 11/15/32 to 4/10/43(26)		26,381	1,839,841

2.38%, 11/30/42 to 3/1/43		5,736	448,053

2.63%, 10/27/42 to 3/20/43		5,077	412,670

2.80%, 4/12/27 to 3/10/43(26)		57,762	4,646,245

2.88%, 10/27/42 to 2/13/43		7,038	651,864

3.03%, 2/2/27 to 12/17/43(26)		64,218	5,565,609

3.13%, 10/12/42 to 1/2/43		3,044	318,102

3.63%, 10/27/42 to 3/28/43		20,673	2,494,589

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $26,252,017)			$16,458,956

U.S. Treasury Obligations — 3.7%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bond, 1.75%, 8/15/41(27)		$109,950	$71,811,094

Total U.S. Treasury Obligations (identified cost $84,695,477)			$71,811,094

Warrants — 0.0%(7)
Security		Shares	Value

IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)		383,780	$75,797

Total Warrants (identified cost $0)			$75,797

Miscellaneous — 0.0%
Security		Shares	Value

Financial Intermediaries — 0.0%

Alpha Holding S.A., Escrow Certificates(6)(8)		5,728,000	$0

Alpha Holding S.A., Escrow Certificates(6)(8)		11,758,000	0

Total Miscellaneous (identified cost $0)			$0

Short-Term Investments — 10.9%
Affiliated Fund — 6.1%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(28)		118,583,106	$118,583,106

Total Affiliated Fund (identified cost $118,583,106)			$118,583,106

Repurchase Agreements — 1.7%
Description	Principal Amount (000’s omitted)		Value

Barclays Bank PLC:

Dated 10/6/22 with an interest rate of 0.35%, collateralized by EUR 6,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,970,491(29)	EUR	5,325	$5,262,430

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)		Value

Barclays Bank PLC: (continued)

Dated 10/6/22 with an interest rate of 0.00%, collateralized by EUR 6,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $5,489,024(29)	EUR	5,812	$5,744,201

Dated 10/12/22 with an interest rate of 0.15% payable by the Portfolio, collateralized by EUR 3,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,585,886(29)	EUR	2,711	2,679,392

Dated 10/13/22 with an interest rate of 0.00%, collateralized by EUR 1,800,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,491,147(29)	EUR	1,577	1,558,717

Dated 10/14/22 with an interest rate of 0.10% payable by the Portfolio, collateralized by EUR 3,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $2,841,328(29)	EUR	3,023	2,986,985

Dated 10/17/22 with an interest rate of 0.05% payable by the Portfolio, collateralized by EUR 6,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $5,288,817(29)	EUR	5,678	5,610,788

Dated 10/26/22 with an interest rate of 2.75%, collateralized by USD 9,400,000 Ghana Government International Bond, 6.375%, due 2/11/27 and a market value, including accrued interest, of $3,031,610(29)	USD	3,161	3,160,750

Nomura International PLC:

Dated 10/24/22 with an interest rate of 2.15%, collateralized by EUR 1,210,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $1,106,991(29)	USD	1,144	1,144,079

Dated 10/24/22 with an interest rate of 2.15%, collateralized by EUR 3,026,000 Republic of Poland, 1.50%, due 9/9/25 and a market value, including accrued interest, of $2,850,000(29)	USD	2,963	2,963,090

Dated 10/25/22 with an interest rate of 2.15%, collateralized by EUR 3,044,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,521,551(29)	USD	2,590	2,590,441

Total Repurchase Agreements (identified cost $33,468,778)			$33,700,873

Sovereign Government Securities — 0.3%
Security		Principal Amount (000’s omitted)	Value

Ukraine — 0.3%

Ukraine Treasury Bill, 0.00%, 3/1/23(8)	UAH	224,029	$5,286,231

Total Sovereign Government Securities (identified cost $6,994,088)			$5,286,231

U.S. Treasury Obligations — 2.8%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 11/8/22(30)		$43,130	$43,107,661

0.00%, 11/15/22(30)		11,870	11,856,175

Total U.S. Treasury Obligations (identified cost $54,964,494)			$54,963,836

Total Short-Term Investments (identified cost $214,010,466)			$212,534,046

Total Purchased Options — 0.0%(7) (identified cost $2,514,525)			$42

Total Investments — 89.4% (identified cost $2,243,092,359)			$1,737,794,864

Securities Sold Short — (7.4)%
Exchange-Traded Funds — (5.8)%
Security	Shares	Value

United States — (5.8)%

iShares JP Morgan USD Emerging Markets Bond ETF	(1,416,500)	$(111,761,850)

Total Exchange-Traded Funds (proceeds $117,910,911)		$(111,761,850)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — (1.6)%
Security	Principal Amount (000’s omitted)		Value

Ghana — (0.1)%

Ghana Government International Bond, 6.375%, 2/11/27(9)	USD	(9,400)	$(2,898,443)

			$(2,898,443)

Poland — (1.5)%

Republic of Poland:

1.00%, 3/7/29(9)	EUR	(10,844)	$(8,913,162)

1.125%, 8/7/26(9)	EUR	(7,210)	(6,577,090)

1.375%, 10/22/27(9)	EUR	(6,000)	(5,286,583)

1.50%, 9/9/25(9)	EUR	(3,026)	(2,843,409)

1.50%, 1/19/26(9)	EUR	(3,000)	(2,806,482)

2.75%, 5/25/32(9)	EUR	(3,000)	(2,550,147)

			$(28,976,873)

Total Sovereign Government Bonds (proceeds $31,518,574)			$(31,875,316)

Total Securities Sold Short (proceeds $149,429,485)			$(143,637,166)

Other Assets, Less Liabilities — 18.0%			$350,613,404

Net Assets — 100.0%			$1,944,771,102

The percentage shown for each investment category in the Consolidated

Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $144,687,744 or 7.4% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2022.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2022.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $692,688,745 or 35.6% of the Portfolio’s net assets.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at October 31, 2022.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)	Quantity held represents principal in USD.

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	Restricted security (see Note 5).

(19)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(20)	Fixed-rate loan.

(21)	Step coupon security. Interest rate represents the rate in effect at October 31, 2022.

(22)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

(24)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(26)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2022 of all interest only securities comprising the certificate.

(27)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount	Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD 1,221,400,000	1.06%	12/19/22	$12

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD 596,500,000	1.09	1/4/23	30

Total					$42

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	26,397,148	USD	4,892,891	11/4/22	$216,138

BRL	25,817,000	USD	4,943,749	11/4/22	52,995

BRL	24,933,000	USD	4,773,611	11/4/22	52,040

BRL	4,073,634	USD	753,255	11/4/22	35,175

BRL	100,000	USD	18,939	11/4/22	415

USD	15,638,612	BRL	81,320,782	11/4/22	(100,597)

USD	23,807,031	ZAR	409,076,216	11/18/22	1,564,607

USD	9,135,137	PHP	538,900,000	11/21/22	(138,155)

USD	10,559,217	PHP	623,300,000	11/21/22	(166,415)

USD	10,365,098	PHP	585,400,000	11/25/22	297,922

USD	10,361,860	PHP	585,300,000	11/25/22	296,403

USD	10,001,060	PHP	566,000,000	11/25/22	267,508

USD	8,628,372	PHP	488,279,580	11/25/22	231,385

BRL	81,320,782	USD	15,542,072	12/2/22	103,683

USD	10,669,552	PHP	632,299,000	12/2/22	(192,301)

USD	11,096,451	PHP	658,075,000	12/2/22	(208,191)

USD	16,328,724	PHP	968,326,000	12/2/22	(305,518)

AUD	45,000,000	USD	30,456,900	12/21/22	(1,626,858)

AUD	49,975,670	USD	33,825,033	12/21/22	(1,807,241)

EUR	2,157,779	USD	2,131,480	12/21/22	9,661

EUR	1,014,883	USD	1,000,729	12/21/22	6,328

EUR	73,827	USD	72,797	12/21/22	460

EUR	1,282,263	USD	1,274,696	12/21/22	(2,321)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,759,356	USD	11,689,964	12/21/22	$(21,283)

EUR	14,778,325	USD	14,691,119	12/21/22	(26,747)

EUR	2,140,000	USD	2,153,309	12/21/22	(29,811)

IDR	221,150,000,000	USD	14,089,577	12/21/22	40,652

IDR	193,630,000,000	USD	12,337,836	12/21/22	34,021

IDR	173,340,000,000	USD	11,044,479	12/21/22	30,963

IDR	167,677,000,000	USD	10,687,143	12/21/22	26,465

IDR	154,348,244,790	USD	9,838,324	12/21/22	23,652

IDR	25,984,326,746	USD	1,735,856	12/21/22	(75,605)

IDR	194,726,840,000	USD	12,739,459	12/21/22	(297,521)

KRW	1,167,500,000	USD	818,476	12/21/22	240

KRW	9,822,800,000	USD	7,056,660	12/21/22	(168,367)

KRW	11,303,300,000	USD	8,141,423	12/21/22	(214,921)

KRW	15,981,700,000	USD	11,485,892	12/21/22	(278,637)

KRW	22,962,200,000	USD	16,496,195	12/21/22	(393,825)

NZD	4,250,000	USD	2,554,250	12/21/22	(81,447)

NZD	4,250,000	USD	2,554,250	12/21/22	(81,447)

NZD	6,250,000	USD	3,756,250	12/21/22	(119,775)

NZD	13,972,238	USD	8,397,315	12/21/22	(267,764)

NZD	46,800,000	USD	28,126,800	12/21/22	(896,874)

PEN	13,782,743	USD	3,432,813	12/21/22	7,551

USD	18,390,923	CLP	17,627,700,000	12/21/22	(139,744)

USD	10,306,828	CLP	10,120,790,000	12/21/22	(332,393)

USD	19,575,451	COP	87,745,000,000	12/21/22	1,959,795

USD	10,126,781	COP	45,392,285,000	12/21/22	1,013,842

USD	8,200,924	COP	36,852,658,000	12/21/22	802,398

USD	6,386,994	COP	28,629,062,000	12/21/22	639,434

USD	4,667,871	COP	20,975,547,187	12/21/22	456,828

USD	4,242,506	COP	19,064,634,000	12/21/22	415,097

USD	2,675,762	COP	12,024,127,000	12/21/22	261,803

USD	2,414,786	COP	10,851,081,000	12/21/22	236,326

USD	1,523,013	COP	6,843,811,000	12/21/22	149,052

USD	5,008,300	COP	24,741,000,000	12/21/22	41,305

USD	4,986,677	COP	24,740,000,000	12/21/22	19,883

USD	4,982,880	COP	24,740,000,000	12/21/22	16,086

USD	4,187,469	COP	20,818,000,000	12/21/22	8,054

USD	75,818,719	EUR	75,350,097	12/21/22	1,049,637

USD	74,157,253	EUR	73,698,901	12/21/22	1,026,636

USD	28,441,752	EUR	28,265,959	12/21/22	393,749

USD	23,143,043	EUR	23,000,000	12/21/22	320,393

USD	19,818,283	EUR	19,695,789	12/21/22	274,365

USD	19,371,461	EUR	19,251,730	12/21/22	268,179

USD	18,778,080	EUR	18,662,016	12/21/22	259,965

USD	15,859,574	EUR	15,761,549	12/21/22	219,561

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	14,605,900	EUR	14,515,624	12/21/22	$202,205

USD	9,282,853	EUR	9,225,477	12/21/22	128,512

USD	7,996,340	EUR	7,946,916	12/21/22	110,702

USD	7,641,196	EUR	7,593,967	12/21/22	105,785

USD	6,476,589	EUR	6,436,558	12/21/22	89,662

USD	34,528,067	EUR	34,733,027	12/21/22	62,863

USD	14,477,919	EUR	14,563,860	12/21/22	26,359

USD	1,290,238	EUR	1,282,263	12/21/22	17,862

USD	350,672	EUR	348,505	12/21/22	4,855

USD	293,613	EUR	291,798	12/21/22	4,065

USD	2,145,046	EUR	2,157,779	12/21/22	3,905

USD	1,082,602	EUR	1,088,710	12/21/22	2,287

USD	860,304	EUR	865,411	12/21/22	1,566

USD	16,391,405	IDR	244,222,100,000	12/21/22	787,000

USD	15,825,346	IDR	235,702,700,000	12/21/22	765,282

USD	15,920,884	IDR	238,542,600,000	12/21/22	679,367

USD	8,850,187	IDR	131,882,300,000	12/21/22	423,657

USD	6,061,440	IDR	90,616,100,000	12/21/22	271,586

USD	5,729,659	IDR	85,779,871,536	12/21/22	248,813

USD	5,593,280	IDR	83,738,121,156	12/21/22	242,890

USD	1,918,648	IDR	28,591,000,000	12/21/22	91,845

USD	24,755,764	INR	1,982,347,500	12/21/22	948,821

USD	14,609,933	INR	1,170,000,000	12/21/22	558,854

USD	1,872,414	INR	150,000,000	12/21/22	70,993

USD	23,585,125	NZD	39,243,136	12/21/22	752,055

USD	8,397,315	NZD	13,972,238	12/21/22	267,764

USD	18,770,808	PEN	73,407,000	12/21/22	447,404

USD	8,193,251	PEN	32,193,741	12/21/22	157,247

USD	7,456,134	PEN	29,278,000	12/21/22	147,939

BRL	44,810,000	USD	8,195,657	1/4/23	365,317

BRL	28,519,218	USD	5,220,049	1/4/23	228,562

IDR	95,085,000,000	USD	6,234,510	1/11/23	(166,210)

IDR	101,312,000,000	USD	6,639,056	1/11/23	(173,351)

IDR	113,976,000,000	USD	7,476,778	1/11/23	(202,859)

JPY	6,074,457,667	USD	42,522,258	1/12/23	(1,283,465)

USD	4,535,448	JPY	647,905,033	1/12/23	136,895

USD	3,556,793	JPY	508,816,000	1/12/23	102,500

USD	9,946,122	PHP	587,229,000	1/26/23	(90,453)

USD	10,471,185	PHP	619,580,000	1/26/23	(118,315)

USD	9,962,020	IDR	151,871,000,000	7/11/23	360,045

USD	5,718,775	IDR	87,177,000,000	7/11/23	207,048

USD	4,681,869	IDR	71,325,000,000	7/11/23	172,378

					$12,317,131

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,856,536	USD	1,824,761	Goldman Sachs International	11/1/22	$9,960	$—

KZT	447,889,197	USD	928,268	Citibank, N.A.	11/1/22	30,502	—

KZT	447,889,195	USD	928,268	Citibank, N.A.	11/1/22	30,502	—

KZT	96,564,128	USD	200,133	Citibank, N.A.	11/1/22	6,576	—

KZT	96,564,130	USD	200,133	Citibank, N.A.	11/1/22	6,576	—

USD	1,864,314	EUR	1,856,536	JPMorgan Chase Bank, N.A.	11/1/22	29,593	—

USD	206,232	KZT	96,564,128	Citibank, N.A.	11/1/22	—	(477)

USD	206,232	KZT	96,564,130	Citibank, N.A.	11/1/22	—	(477)

USD	956,558	KZT	447,889,195	Citibank, N.A.	11/1/22	—	(2,211)

USD	956,558	KZT	447,889,197	Citibank, N.A.	11/1/22	—	(2,211)

USD	999,208	ZMW	17,186,371	Citibank, N.A.	11/1/22	—	(63,585)

EUR	3,965,230	USD	3,917,394	Bank of America, N.A.	11/4/22	1,778	—

EUR	1,024,664	USD	1,031,788	Bank of America, N.A.	11/4/22	—	(19,026)

EUR	779,992	USD	781,638	HSBC Bank USA, N.A.	11/4/22	—	(10,706)

EUR	5,526,021	USD	5,362,506	UBS AG	11/4/22	99,328	—

EUR	5,078,071	USD	4,985,442	UBS AG	11/4/22	33,645	—

EUR	833,354	USD	810,787	UBS AG	11/4/22	12,887	—

EUR	203,091	USD	199,477	UBS AG	11/4/22	1,255	—

EUR	2,515,595	USD	2,506,660	UBS AG	11/4/22	—	(20,284)

EUR	1,514,353	USD	1,522,057	UBS AG	11/4/22	—	(25,293)

USD	788,950	EUR	798,584	Bank of America, N.A.	11/4/22	—	(358)

USD	146,056	EUR	148,206	Bank of America, N.A.	11/4/22	—	(429)

USD	776,219	EUR	798,746	Citibank, N.A.	11/4/22	—	(13,250)

USD	12,293,959	EUR	12,571,808	Goldman Sachs International	11/4/22	—	(131,822)

USD	2,971,490	EUR	3,054,089	Standard Chartered Bank	11/4/22	—	(47,124)

USD	6,996,472	EUR	7,155,998	Standard Chartered Bank	11/4/22	—	(76,405)

USD	13,493,129	EUR	13,848,750	State Street Bank and Trust Company	11/4/22	—	(194,761)

USD	297,516	EUR	306,456	UBS AG	11/4/22	—	(5,380)

USD	2,887,698	EUR	2,933,705	UBS AG	11/4/22	—	(11,930)

USD	1,903,672	EUR	1,939,593	UBS AG	11/4/22	—	(13,392)

USD	1,794,741	EUR	1,834,377	UBS AG	11/4/22	—	(18,328)

USD	1,991,740	EUR	2,053,050	UBS AG	11/4/22	—	(37,463)

EUR	2,156,669	USD	2,120,715	JPMorgan Chase Bank, N.A.	11/7/22	11,340	—

KZT	1,048,680,501	USD	2,156,669	JPMorgan Chase Bank, N.A.	11/7/22	84,169	—

KZT	1,044,364,979	USD	2,164,487	JPMorgan Chase Bank, N.A.	11/7/22	67,130	—

TRY	150,338,492	USD	7,861,042	Standard Chartered Bank	11/7/22	191,914	—

USD	2,156,738	EUR	2,156,669	JPMorgan Chase Bank, N.A.	11/7/22	24,683	—

USD	5,442,614	TRY	104,938,492	Standard Chartered Bank	11/7/22	—	(178,469)

USD	2,247,269	TRY	45,400,000	Standard Chartered Bank	11/7/22	—	(184,605)

USD	1,701,137	ARS	299,230,000	Bank of America, N.A.	11/14/22	—	(142,582)

USD	6,786,248	ARS	1,162,145,000	Goldman Sachs International	11/14/22	—	(374,359)

USD	640,203	ZMW	11,747,715	Standard Chartered Bank	11/16/22	—	(84,058)

USD	24,515,513	CNH	167,970,000	Standard Chartered Bank	11/17/22	1,600,539	—

USD	17,543,548	CNH	118,300,000	Standard Chartered Bank	11/17/22	1,404,704	—

USD	18,660,740	CNH	127,710,000	Standard Chartered Bank	11/17/22	1,238,156	—

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	5,501,475	USD	5,410,101	UBS AG	11/18/22	$32,837	$—

KZT	678,056,796	USD	1,375,369	Citibank, N.A.	11/18/22	67,844	—

KZT	677,644,187	USD	1,375,369	Citibank, N.A.	11/18/22	66,965	—

KZT	677,369,112	USD	1,375,369	Citibank, N.A.	11/18/22	66,380	—

KZT	677,025,269	USD	1,375,369	Citibank, N.A.	11/18/22	65,648	—

USD	2,815,180	EUR	2,750,737	Standard Chartered Bank	11/18/22	93,712	—

USD	2,791,986	EUR	2,750,738	Standard Chartered Bank	11/18/22	70,517	—

USD	1,684,386	PHP	99,420,000	Standard Chartered Bank	11/21/22	—	(26,415)

EUR	2,195,462	USD	2,160,466	Citibank, N.A.	11/22/22	12,259	—

KZT	540,742,307	USD	1,097,731	Citibank, N.A.	11/22/22	51,578	—

KZT	540,083,669	USD	1,097,731	Citibank, N.A.	11/22/22	50,178	—

USD	2,218,886	EUR	2,195,462	UBS AG	11/22/22	46,161	—

USD	2,890,801	KES	388,090,043	ICBC Standard Bank plc	11/23/22	—	(271,145)

USD	2,890,801	KES	388,090,043	ICBC Standard Bank plc	11/23/22	—	(271,145)

EUR	916,370	USD	902,069	UBS AG	11/25/22	5,006	—

KZT	443,522,848	USD	916,370	JPMorgan Chase Bank, N.A.	11/25/22	25,303	—

UGX	37,026,804,000	USD	9,660,006	Standard Chartered Bank	11/25/22	46,873	—

USD	920,306	EUR	916,370	Standard Chartered Bank	11/25/22	13,232	—

EUR	5,488,655	USD	5,403,900	Citibank, N.A.	11/28/22	30,250	—

KZT	2,701,790,508	USD	5,488,655	Citibank, N.A.	11/28/22	241,592	—

KZT	1,077,423,011	USD	2,195,462	Citibank, N.A.	11/28/22	89,652	—

KZT	1,075,227,547	USD	2,195,462	Citibank, N.A.	11/28/22	84,996	—

USD	5,526,516	EUR	5,488,655	UBS AG	11/28/22	92,366	—

EUR	1,470,186	USD	1,447,940	JPMorgan Chase Bank, N.A.	12/2/22	8,064	—

KZT	715,613,046	USD	1,470,186	JPMorgan Chase Bank, N.A.	12/2/22	45,413	—

KZT	160,756,578	USD	330,265	JPMorgan Chase Bank, N.A.	12/2/22	10,202	—

USD	1,475,230	EUR	1,470,186	Standard Chartered Bank	12/2/22	19,226	—

KZT	2,357,862,084	USD	4,826,739	JPMorgan Chase Bank, N.A.	12/6/22	159,056	—

KZT	859,412,954	USD	1,767,430	JPMorgan Chase Bank, N.A.	12/6/22	49,834	—

KZT	1,355,605,264	USD	2,770,782	Citibank, N.A.	12/7/22	94,563	—

AED	72,500,000	USD	19,732,344	Standard Chartered Bank	12/12/22	5,073	—

AED	173,933,000	USD	47,373,825	Standard Chartered Bank	12/12/22	—	(22,263)

SGD	16,980,000	USD	11,794,009	Goldman Sachs International	12/12/22	203,799	—

SGD	12,471,400	USD	8,658,319	Goldman Sachs International	12/12/22	153,781	—

SGD	22,530,000	USD	15,885,103	Goldman Sachs International	12/12/22	34,250	—

SGD	12,960,000	USD	9,128,303	Standard Chartered Bank	12/12/22	29,034	—

SGD	11,460,000	USD	8,072,782	Standard Chartered Bank	12/12/22	24,678	—

SGD	22,800,000	USD	16,233,246	Standard Chartered Bank	12/12/22	—	(123,116)

SGD	26,302,400	USD	18,733,036	Standard Chartered Bank	12/12/22	—	(148,163)

SGD	22,600,000	USD	15,923,948	UBS AG	12/12/22	44,865	—

SGD	19,590,000	USD	13,804,106	UBS AG	12/12/22	37,888	—

USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(122,591)

USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(124,680)

USD	1,470,777	ARS	270,770,000	Bank of America, N.A.	12/12/22	—	(73,132)

KZT	1,055,693,284	USD	2,157,779	JPMorgan Chase Bank, N.A.	12/13/22	68,342	—

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KZT	1,054,074,948	USD	2,157,779	JPMorgan Chase Bank, N.A.	12/13/22	$64,929	$—

USD	853,603	ZMW	15,834,339	ICBC Standard Bank plc	12/13/22	—	(116,505)

USD	1,067,004	ZMW	19,462,153	ICBC Standard Bank plc	12/13/22	—	(125,367)

EUR	9,339,516	PLN	44,834,346	Standard Chartered Bank	12/14/22	—	(70,680)

EUR	9,339,516	PLN	44,834,348	Standard Chartered Bank	12/14/22	—	(70,680)

TRY	3,346,586	USD	167,816	Standard Chartered Bank	12/14/22	6,230	—

USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(865,409)

USD	13,614,978	TRY	267,807,394	Standard Chartered Bank	12/14/22	—	(312,851)

USD	15,982,840	ZAR	296,033,000	Standard Chartered Bank	12/14/22	—	(80,802)

USD	15,943,594	ZAR	296,033,000	Standard Chartered Bank	12/14/22	—	(120,048)

EUR	3,236,668	USD	3,190,175	JPMorgan Chase Bank, N.A.	12/15/22	19,554	—

KZT	1,587,585,761	USD	3,236,668	JPMorgan Chase Bank, N.A.	12/15/22	108,396	—

USD	3,256,938	EUR	3,236,668	Bank of America, N.A.	12/15/22	47,208	—

USD	9,337,047	ZAR	169,830,000	Bank of America, N.A.	12/15/22	122,247	—

USD	15,056,406	ZAR	268,139,532	State Street Bank and Trust Company	12/15/22	507,433	—

USD	10,092,713	ZAR	178,212,081	State Street Bank and Trust Company	12/15/22	423,110	—

USD	7,605,933	ZAR	133,659,061	State Street Bank and Trust Company	12/15/22	353,731	—

USD	5,070,622	ZAR	89,106,040	State Street Bank and Trust Company	12/15/22	235,821	—

USD	48,259,570	ZAR	871,634,000	UBS AG	12/15/22	965,613	—

ZAR	20,224,163	USD	1,145,358	State Street Bank and Trust Company	12/15/22	—	(48,016)

ZAR	20,224,163	USD	1,150,866	State Street Bank and Trust Company	12/15/22	—	(53,524)

ZAR	20,224,163	USD	1,150,866	State Street Bank and Trust Company	12/15/22	—	(53,524)

ZAR	61,446,936	USD	3,450,331	State Street Bank and Trust Company	12/15/22	—	(116,283)

CZK	518,000,000	EUR	20,885,067	UBS AG	12/16/22	138,555	—

EUR	20,795,997	CZK	518,000,000	UBS AG	12/16/22	—	(226,893)

THB	400,000	USD	10,866	Standard Chartered Bank	12/21/22	—	(310)

THB	412,924	USD	11,216	Standard Chartered Bank	12/21/22	—	(319)

THB	400,000	USD	10,896	Standard Chartered Bank	12/21/22	—	(340)

USD	6,095,696	MYR	27,900,000	Barclays Bank PLC	12/21/22	192,888	—

USD	61,920,363	MYR	279,911,000	Goldman Sachs International	12/21/22	2,699,543	—

USD	6,879,983	MYR	31,500,000	Goldman Sachs International	12/21/22	215,522	—

USD	6,098,361	MYR	27,900,000	Goldman Sachs International	12/21/22	195,553	—

USD	28,993,286	THB	1,062,250,000	Standard Chartered Bank	12/21/22	960,641	—

USD	10,415,620	THB	381,420,000	Standard Chartered Bank	12/21/22	349,994	—

USD	8,079,905	THB	307,400,000	Standard Chartered Bank	12/21/22	—	(32,342)

USD	10,014,190	THB	381,100,000	Standard Chartered Bank	12/21/22	—	(42,992)

USD	21,387,869	THB	813,509,000	Standard Chartered Bank	12/21/22	—	(80,532)

CNH	114,340,000	USD	17,101,329	Standard Chartered Bank	12/22/22	—	(1,470,033)

CNH	129,433,199	USD	19,355,018	Standard Chartered Bank	12/22/22	—	(1,660,347)

USD	12,564,278	CNH	84,100,000	Bank of America, N.A.	12/22/22	1,067,059	—

USD	12,695,671	CNH	85,200,000	Bank of America, N.A.	12/22/22	1,048,072	—

USD	12,426,269	CNH	83,339,000	Bank of America, N.A.	12/22/22	1,033,086	—

USD	39,711,175	CNH	265,800,000	BNP Paribas	12/22/22	3,373,948	—

USD	11,658,008	CNH	78,000,000	BNP Paribas	12/22/22	994,713	—

USD	9,098,791	CNH	60,900,000	JPMorgan Chase Bank, N.A.	12/22/22	773,219	—

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	13,735,179	CNH	92,200,000	Standard Chartered Bank	12/22/22	$1,130,618	$—

USD	12,741,080	CNH	85,300,000	Standard Chartered Bank	12/22/22	1,079,810	—

USD	10,860,391	CNH	72,700,000	Standard Chartered Bank	12/22/22	921,654	—

USD	9,504,695	CNH	63,600,000	Standard Chartered Bank	12/22/22	810,009	—

USD	514,947	ZMW	8,585,454	Societe Generale	1/19/23	—	(6,263)

USD	2,077,725	ZMW	35,944,636	Goldman Sachs International	1/26/23	—	(100,303)

USD	623,317	ZMW	10,745,992	Societe Generale	1/26/23	—	(27,825)

USD	622,695	ZMW	10,694,777	Societe Generale	1/30/23	—	(24,646)

USD	649,773	ZMW	12,387,917	Societe Generale	2/17/23	—	(96,150)

AED	215,000,000	USD	58,551,039	BNP Paribas	3/1/23	—	(22,084)

USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(126,800)

AED	28,500,000	USD	7,761,966	BNP Paribas	3/6/23	—	(3,495)

USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(189,050)

USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(69,126)

USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(247,220)

USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	5,967	—

USD	26,361,023	SAR	99,041,000	Standard Chartered Bank	3/14/23	25,742	—

AED	540,959,063	USD	147,328,031	Standard Chartered Bank	3/15/23	—	(64,937)

OMR	8,900,000	USD	23,099,484	Standard Chartered Bank	3/15/23	32,539	—

USD	146,927,879	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(335,216)

USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(144,148)

USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(406,092)

USD	15,256,481	BHD	5,771,878	Standard Chartered Bank	3/16/23	—	(18,967)

UGX	45,000,000,000	USD	11,337,868	Deutsche Bank AG	3/20/23	109,683	—

USD	426,802	ZMW	8,386,651	Standard Chartered Bank	5/17/23	—	(64,838)

USD	2,890,801	KES	413,384,553	Standard Chartered Bank	5/25/23	—	(198,003)

USD	2,227,208	KES	324,058,799	Standard Chartered Bank	6/12/23	—	(170,347)

USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(16,018)

USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(3,092)

USD	9,749,607	EGP	214,881,345	Goldman Sachs International	7/20/23	1,502,747	—

USD	6,422,037	EGP	143,147,195	Goldman Sachs International	7/20/23	928,238	—

USD	6,422,037	EGP	144,688,484	Goldman Sachs International	7/27/23	880,978	—

USD	1,734,474	KES	263,640,000	Standard Chartered Bank	8/4/23	—	(163,509)

OMR	14,300,000	USD	37,090,168	Standard Chartered Bank	8/23/23	59,375	—

USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(454,943)

OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	36,305	—

USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(540,540)

USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(189,411)

USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	750	—

USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(50,318)

USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(67,221)

USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(662,619)

						$30,548,134	$(12,852,613)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/21/22	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$13,570,154	$(231,968)

11/22/22	COP	43,897,680	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,888,419	(363,714)

11/23/22	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,515,110	230,022

12/3/22	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,112,587	15,578

12/7/22	COP	40,781,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,257,353	(51,551)

12/8/22	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	14,024,464	642,040

12/8/22	COP	87,159,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	17,648,049	561,455

12/8/22	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,866,262	(43,066)

12/14/22	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,799,696	(9,603)

12/15/22	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,239,656	(132,304)

12/16/22	COP	119,481,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	24,192,579	383,985

12/19/22	COP	88,592,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,938,142	(130,895)

12/20/22	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,920,445	(1,522)

12/21/22	COP	79,082,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,012,574	532,434

12/23/22	COP	115,547,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	23,396,001	747,081

1/10/23	COP	66,549,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	13,474,908	—

						$2,147,972

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

WTI Crude Oil	876	Long	2/21/23	$72,602,881	$6,663,772

WTI Crude Oil	(833)	Short	11/21/22	(72,079,490)	1,415,397

Equity Futures

S&P/TSX 60 Index	(90)	Short	12/15/22	(15,558,997)	(203,808)

SGX CNX Nifty Index	(553)	Short	11/24/22	(20,000,814)	(459,055)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Australia 10-Year Treasury Bond	516	Long	12/15/22	$39,105,975	$(279,531)

Euro-Buxl	13	Long	12/8/22	1,852,830	(183,468)

U.S. 10-Year Treasury Note	182	Long	12/20/22	20,128,062	(59,329)

Euro-Bobl	(453)	Short	12/8/22	(53,573,521)	561,742

Euro-Bund	(198)	Short	12/8/22	(27,089,031)	(116,902)

Japan 10-Year Bond	(69)	Short	12/13/22	(69,034,803)	(161,450)

U.S. 5-Year Treasury Note	(188)	Short	12/30/22	(20,039,625)	13,338

U.S. Ultra 10-Year Treasury Note	(596)	Short	12/20/22	(69,126,687)	5,988,116

U.S. Ultra-Long Treasury Bond	(390)	Short	12/20/22	(49,785,938)	8,613,109

					$21,791,931

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$1,270,394

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,260,074

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,260,074

EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,394,321

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,482,616)

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,486,413)

EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,496,218)

EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,743,233)

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,906,174)

USD	42,510	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,791,340)

USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(2,188,836)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	$(782,665)

USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,485,106

USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	742,079

USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	934,020

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	589,764

USD	18,700	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.43% (pays upon termination)	7/18/52	1,044,212

							$(2,897,451)

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	347,130	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(5,775,527)	$—	$(5,775,527)

BRL	180,151	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(145,328)	—	(145,328)

BRL	179,957	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(138,050)	—	(138,050)

BRL	118,592	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(81,590)	—	(81,590)

BRL	486,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.74% (pays upon termination)	1/2/25	(13,550)	—	(13,550)

CAD	190,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(3,257,093)	—	(3,257,093)

CAD	128,330	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(2,192,344)	—	(2,192,344)

CAD	39,900	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	(485,596)	21	(485,575)

CAD	54,000	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.86% (pays semi-annually)	9/21/27	93,099	—	93,099

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	3,302,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	$(48,305)	$—	$(48,305)

CLP	10,143,370	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(39,654)	—	(39,654)

CLP	1,945,360	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	1,587	—	1,587

CLP	9,903,610	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(834)	—	(834)

CNY	111,257	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	217,675	—	217,675

CNY	229,058	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	448,155	—	448,155

CNY	91,623	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	182,998	—	182,998

CNY	130,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	261,426	—	261,426

CNY	222,514	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	438,375	—	438,375

CNY	307,658	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	606,118	—	606,118

CNY	315,167	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(53,442)	—	(53,442)

CNY	113,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	(17,297)	—	(17,297)

CNY	72,173	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(8,941)	—	(8,941)

CNY	110,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	80,505	—	80,505

CNY	187,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	136,953	—	136,953

CNY	81,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	84,060	—	84,060

CNY	93,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	88,824	—	88,824

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	62,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	$63,977	$—	$63,977

CNY	93,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	100,364	—	100,364

CNY	31,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	34,157	—	34,157

CNY	93,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	102,911	—	102,911

CNY	93,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	103,384	—	103,384

COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	3,096,434	—	3,096,434

COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,578,204)	—	(1,578,204)

COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(2,385,972)	—	(2,385,972)

COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(3,246,417)	—	(3,246,417)

COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,571,616)	—	(1,571,616)

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	602,335	—	602,335

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	591,776	—	591,776

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	1,165,690	—	1,165,690

COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	251,972	—	251,972

COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	589,011	—	589,011

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	1,154,318	—	1,154,318

COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	796,301	—	796,301

COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	1,227,488	—	1,227,488

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	$687,688	$—	$687,688

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	1,133,199	—	1,133,199

COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	239,149	—	239,149

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	1,120,203	—	1,120,203

COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	596,977	—	596,977

COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	583,297	—	583,297

COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	2,366,571	—	2,366,571

COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	1,103,908	—	1,103,908

COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(823,199)	—	(823,199)

COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	1,171,018	—	1,171,018

COP	115,701,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	3,284,519	—	3,284,519

COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	957,480	—	957,480

COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	2,017,473	—	2,017,473

COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	972,288	—	972,288

COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	991,806	—	991,806

COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,998,962	—	1,998,962

COP	149,705,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	3,438,606	—	3,438,606

COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	173,386	—	173,386

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	23,044,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	$309,693	$—	$309,693

COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	156,374	—	156,374

COP	12,290,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	132,278	—	132,278

COP	8,481,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	82,729	—	82,729

COP	20,273,656	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	131,825	—	131,825

COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	42,005	(131)	41,874

COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	72,073	—	72,073

COP	69,316,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,764,119	—	2,764,119

COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,417,275	—	1,417,275

COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	1,496,809	—	1,496,809

COP	77,000,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(500,567)	—	(500,567)

COP	11,672,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	(90,413)	—	(90,413)

COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	581,543	—	581,543

COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	414,714	—	414,714

COP	16,570,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(192,569)	—	(192,569)

EUR	3,026	Pays	6-month EURIBOR (pays semi-annually)	2.98% (pays annually)	10/26/25	5,538	—	5,538

EUR	6,472	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	40,979	—	40,979

EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.10% (pays annually)	10/18/26	21,560	—	21,560

EUR	1,211	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	3,350	—	3,350

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	$899,710	$—	$899,710

EUR	12,416	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	787,424	—	787,424

EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.09% (pays annually)	10/19/27	22,213	—	22,213

EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	27,223	—	27,223

EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	28,275	—	28,275

EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	24,062	—	24,062

EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	7,831	—	7,831

EUR	9,315	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	1,990,090	—	1,990,090

EUR	1,710	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	3/17/32	259,852	212	260,064

EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	1,259,798	—	1,259,798

EUR	9,074	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	1,093,785	—	1,093,785

EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	11,987	—	11,987

EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	29,597	—	29,597

EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	18,420	—	18,420

EUR	10,000	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	3,173,873	—	3,173,873

EUR	8,950	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	2,761,725	643	2,762,368

EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	922,268	(106)	922,162

EUR	1,770	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	389,064	33	389,097

INR	2,390,600	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.33% (pays semi-annually)	9/21/27	689,561	—	689,561

INR	1,211,300	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.33% (pays semi-annually)	9/21/27	347,571	—	347,571

INR	1,785,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.34% (pays semi-annually)	9/21/27	510,396	—	510,396

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

INR	2,980,295	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.34% (pays semi-annually)	9/21/27	$840,953	$—	$840,953

INR	2,464,505	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.36% (pays semi-annually)	9/21/27	673,761	—	673,761

INR	1,652,700	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/21/27	314,931	—	314,931

INR	2,674,300	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/21/27	506,249	—	506,249

JPY	1,534,582	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	1,595,527	—	1,595,527

JPY	1,613,311	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	1,689,964	—	1,689,964

JPY	1,952,107	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	2,036,208	—	2,036,208

KRW	280,598,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(4,723,554)	—	(4,723,554)

KRW	192,943,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(3,246,859)	—	(3,246,859)

KRW	122,458,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(2,051,862)	—	(2,051,862)

KRW	34,139,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.94% (pays quarterly)	9/21/25	(125,566)	—	(125,566)

KRW	62,355,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	(201,141)	—	(201,141)

KRW	28,582,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	(341,046)	—	(341,046)

KRW	22,980,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	(251,820)	—	(251,820)

KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(2,604,307)	—	(2,604,307)

NZD	190,540	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(2,737,639)	—	(2,737,639)

NZD	186,090	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(2,653,038)	—	(2,653,038)

NZD	14,130	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(187,615)	—	(187,615)

NZD	18,850	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(241,944)	—	(241,944)

NZD	24,380	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(312,922)	—	(312,922)

NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(2,940,445)	—	(2,940,445)

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

NZD	15,700	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	$(211,140)	$—	$(211,140)

NZD	6,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/28/32	(85,800)	—	(85,800)

NZD	13,900	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	(179,792)	—	(179,792)

PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,968,738	—	1,968,738

PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	5,875,791	—	5,875,791

PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	2,496,480	—	2,496,480

TWD	653,926	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	483,977	—	483,977

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	952,060	—	952,060

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	948,882	—	948,882

USD	4,050	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	430,135	—	430,135

USD	24,050	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	2,450,955	—	2,450,955

USD	24,200	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	2,472,597	—	2,472,597

USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(572,871)	(4,838)	(577,709)

USD	53,814	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	5,641,861	50,576	5,692,437

USD	55,850	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	4,773,218	—	4,773,218

USD	50,000	Receives	SOFR (pays annually)	1.87% (pays annually)	3/17/27	4,261,762	—	4,261,762

USD	21,700	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	4,147,524	—	4,147,524

USD	34,552	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	4,974,262	1,864	4,976,126

USD	4,300	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	1,527,629	—	1,527,629

USD	18,700	Pays	SOFR (pays annually)	2.60% (pays semi-annually)	7/18/52	(2,869,256)	—	(2,869,256)

ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(301,506)	171	(301,335)

ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,938,517)	1,156	(1,937,361)

ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,707,725)	1,304	(1,706,421)

ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,660,133)	1,340	(1,658,793)

ZAR	327,631	Pays	3-month ZAR JIBAR (pays quarterly)	8.30% (pays quarterly)	9/21/27	(80,151)	—	(80,151)

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

ZAR	332,669	Pays	3-month ZAR JIBAR (pays quarterly)	8.31% (pays quarterly)	9/21/27	$(72,432)	$—	$(72,432)

Total						$54,401,887	$52,245	$54,454,132

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	145,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$703,937

Citibank, N.A.	MYR	61,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/21/27	162,894

Goldman Sachs International	MYR	114,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	557,425

Goldman Sachs International	MYR	140,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	672,649

Standard Chartered Bank	MYR	322,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/21/27	877,935

Total							$2,974,840

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	$83,700	1.00% (pays quarterly)(1)	1.39%	12/20/27	$(1,362,968)	$907,102	$(455,866)

Pemex	88,206	1.00% (pays quarterly)(1)	6.65	12/20/27	(19,103,107)	20,087,073	983,966

Total	$171,906				$(20,466,075)	$20,994,175	$528,100

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Austria	18,213	1.00% (pays quarterly)(1)	12/20/27	$(691,762)	$682,439	$(9,323)

Finland	18,801	0.25% (pays quarterly)(1)	12/20/27	29,444	(39,214)	(9,770)

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)

Reference Entity	Notional Amount(2) (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

France		87,573	0.25% (pays quarterly)(1)	12/20/27	$249,004	$(122,480)	$126,524

Germany		85,444	0.25% (pays quarterly)(1)	12/20/27	63,033	280,031	343,064

Hungary		19,438	1.00% (pays quarterly)(1)	12/20/27	1,310,567	(1,564,616)	(254,049)

Malaysia		286,450	1.00% (pays quarterly)(1)	12/20/27	658,760	647,644	1,306,404

Markit CDX Emerging Markets Index (CDX.EM.31.V3)		860	1.00% (pays quarterly)(1)	6/20/24	7,594	(43,156)	(35,562)

Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)		88,968	5.00% (pays quarterly)(1)	12/20/27	176,486	(3,556,047)	(3,379,561)

Markit iTraxx Europe Index (ITRAXX.EUR.38.V1)	EUR	71,200	1.00% (pays quarterly)(1)	12/20/27	366,889	(732,749)	(365,860)

Mexico		73,168	1.00% (pays quarterly)(1)	12/20/27	1,904,448	(2,551,265)	(646,817)

Philippines		77,200	1.00% (pays quarterly)(1)	12/20/27	852,278	(281,173)	571,105

Poland		73,949	1.00% (pays quarterly)(1)	12/20/27	1,660,315	(2,036,233)	(375,918)

Qatar		67,769	1.00% (pays quarterly)(1)	12/20/27	(1,303,352)	1,206,207	(97,145)

Saudi Arabia		55,726	1.00% (pays quarterly)(1)	6/20/27	(850,885)	618,477	(232,408)

Saudi Arabia		215,880	1.00% (pays quarterly)(1)	12/20/27	(3,232,846)	4,599,783	1,366,937

South Africa		64,567	1.00% (pays quarterly)(1)	12/20/27	5,444,471	(4,664,545)	779,926

South Africa		58,700	1.00% (pays quarterly)(1)	6/20/29	7,264,275	(5,686,428)	1,577,847

South Africa		9,464	1.00% (pays quarterly)(1)	6/20/31	1,570,477	(1,246,246)	324,231

Spain		127,300	1.00% (pays quarterly)(1)	12/20/27	(2,414,479)	2,341,453	(73,026)

Turkey		30,665	1.00% (pays quarterly)(1)	12/20/27	6,410,109	(6,538,325)	(128,216)

United Kingdom		85,267	1.00% (pays quarterly)(1)	12/20/27	(2,840,613)	1,999,089	(841,524)

Total					$16,634,213	$(16,687,354)	$(53,141)

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	BNP Paribas	$36,400	1.00% (pays quarterly)(1)	1.56%	12/20/27	$(869,046)	$1,172,373	$303,327

Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.71	6/20/24	114,386	(97,108)	17,278

Vietnam	Goldman Sachs International	38,820	1.00% (pays quarterly)(1)	1.56	12/20/27	(926,823)	1,332,593	405,770

Vietnam	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	1.56	12/20/27	(119,375)	148,393	29,018

Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.56	12/20/27	(83,562)	115,699	32,137

Total		$103,600				$(1,884,420)	$2,671,950	$787,530

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)	12/20/27	$(434,880)	$408,512	$(26,368)

Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(47,893)	(45,060)	(92,953)

Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(72,217)	(68,004)	(140,221)

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,620,691	(409,561)	1,211,130

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,513,077	(381,585)	1,131,492

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	(15,784)	(20,781)	(36,565)

Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	12/20/27	2,203,556	(2,310,343)	(106,787)

Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(119,570)	(405,444)	(525,014)

Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	12/20/32	(20,067)	416,918	396,851

Sweden	Barclays Bank PLC	41,185	0.25% (pays quarterly)	12/20/27	(110,720)	95,830	(14,890)

Total					$4,516,193	$(2,719,518)	$1,796,675

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $275,506,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	In U.S. dollars unless otherwise indicated.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	USD	12,970	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	12/20/22	$(268,397)

JPMorgan Chase Bank, N.A.	USD	29,200	SOFR (pays upon termination)	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	12/20/22	(905,243)

						$(1,173,640)

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 33,244,125 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/2025/ 10/14/2028	$ (1,900)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)**	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)**	Not Applicable/4/8/32	(167,431)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)**	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)**	Not Applicable/4/11/32	(629,513)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)**	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)**	Not Applicable/4/20/32	(49,347)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 7,619,665,200 (pays semi-annually)**	1.84% on CLP equivalent of CLF 238,000 (pays semi-annually)**	Not Applicable/4/22/32	(235,799)

				$(1,083,990)

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

**

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

FBIL	–	Financial Benchmarks India Ltd.

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

JIBAR	–	Johannesburg Interbank Average Rate

KLIBOR	–	Kuala Lumpur Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

MIBOR	–	Mumbai Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

TAIBOR	–	Taipei Interbank Offered Rate

WIBOR	–	Warsaw Interbank Offered Rate

WTI	–	West Texas Intermediate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

ARS	–	Argentina Peso

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	South Korean Won

KZT	–	Kazakhstani Tenge

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	Taiwan New Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2022

Unaffiliated investments, at value (identified cost $2,124,509,253)	$1,619,211,758

Affiliated investment, at value (identified cost $118,583,106)	118,583,106

Cash	2,908,850

Deposits for derivatives collateral:

Futures contracts	4,500,020

Centrally cleared derivatives	157,282,896

OTC derivatives	4,070,000

Foreign currency, at value (identified cost $20,976,518)	22,014,748

Cash collateral for securities sold short	170,277,465

Interest and dividends receivable	39,560,726

Dividends receivable from affiliated investment	364,672

Receivable for investments sold	4,363,254

Receivable for variation margin on open futures contracts	1,208,959

Receivable for variation margin on open centrally cleared derivatives	6,914,223

Receivable for open forward foreign currency exchange contracts	30,548,134

Receivable for open swap contracts	6,501,843

Upfront payments on open non-centrally cleared swap contracts	3,737,886

Receivable for closed swap contracts	215,341

Receivable for open non-deliverable bond forward contracts	3,112,595

Receivable from affiliate	19,281

Total assets	$2,195,395,757

Liabilities

Cash collateral due to brokers	$4,070,000

Payable for reverse repurchase agreements, including accrued interest of $6,230	71,886,043

Payable for investments purchased	6,429,196

Payable for securities sold short, at value (proceeds $149,429,485)	143,637,166

Payable for open forward foreign currency exchange contracts	12,852,613

Payable for open swap contracts	3,200,428

Payable for closed swap contracts	580,204

Payable for closed non-deliverable bond forward contracts	496,353

Upfront receipts on open non-centrally cleared swap contracts	3,690,318

Payable for open non-deliverable bond forward contracts	964,623

Payable to affiliates:

Investment adviser fee	1,540,738

Trustees’ fees	9,218

Interest payable on securities sold short	386,239

Accrued expenses	881,516

Total liabilities	$250,624,655

Net Assets applicable to investors’ interest in Portfolio	$1,944,771,102

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2022

Dividend income (net of foreign taxes withheld of $288,041)	$4,104,102

Dividend income from affiliated investments	1,417,612

Interest and other income (net of foreign taxes withheld of $1,071,970)	155,002,913

Total investment income	$160,524,627

Expenses

Investment adviser fee	$20,855,978

Trustees’ fees and expenses	108,500

Custodian fee	1,199,700

Legal and accounting services	263,970

Interest expense and fees	1,024,469

Interest and dividend expense on securities sold short	2,528,499

Miscellaneous	80,473

Total expenses	$26,061,589

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$234,146

Total expense reductions	$234,146

Net expenses	$25,827,443

Net investment income	$134,697,184

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $241,038)	$(132,903,208)

Investment transactions - affiliated investments	(26,308)

Securities sold short	10,528,437

Futures contracts	46,403,574

Swap contracts	183,150,289

Foreign currency transactions	(12,646,427)

Forward foreign currency exchange contracts	88,617,885

Non-deliverable bond forward contracts	(43,178,015)

Net realized gain	$139,946,227

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $29,779)	$(472,566,019)

Securities sold short	8,484,834

Futures contracts	12,090,601

Swap contracts	61,555,321

Foreign currency	44,112

Forward foreign currency exchange contracts	7,985,203

Non-deliverable bond forward contracts	3,868,522

Net change in unrealized appreciation (depreciation)	$(378,537,426)

Net realized and unrealized loss	$(238,591,199)

Net decrease in net assets from operations	$(103,894,015)

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2022	2021

From operations:

Net investment income	$134,697,184	$163,892,797

Net realized gain (loss)	139,946,227	(45,072,641)

Net change in unrealized appreciation (depreciation)	(378,537,426)	61,571,718

Net increase (decrease) in net assets from operations	$(103,894,015)	$180,391,874

Capital transactions:

Contributions	$273,908,421	$424,628,148

Withdrawals	(857,398,700)	(1,018,584,474)

Net decrease in net assets from capital transactions	$(583,490,279)	$(593,956,326)

Net decrease in net assets	$(687,384,294)	$(413,564,452)

Net Assets

At beginning of year	$2,632,155,396	$3,045,719,848

At end of year	$1,944,771,102	$2,632,155,396

56	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022		2021	2020		2019		2018

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.17	%(2)(3)	1.12%	1.11	%(3)	1.26	%(3)	1.11	%(3)

Net investment income	6.13%		5.37%	5.69%		5.86%		5.09%

Portfolio Turnover	94%		82%	80%		71%		75%

Total Return	(4.83	)%(3)	5.94%	6.57	%(3)	8.22	%(3)	(7.08	)%(3)

Net assets, end of year (000’s omitted)	$1,944,771		$2,632,155	$3,045,720		$3,331,278		$4,516,938

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.16%, 0.11%, 0.09%, 0.24% and 0.07% of average daily net assets for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(2)

Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.04%, 0.05% and 0.03% of average daily net assets for the years ended October 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

57

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 78.3%, 21.2% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2022 were $20,009,348 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

58

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

59

Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time

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and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	1.000%

$500 million but less than $1 billion	0.950%

$1 billion but less than $2.5 billion	0.925%

$2.5 billion but less than $5 billion	0.900%

$5 billion and over	0.880%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $20,855,978 or 0.95% of the Portfolio’s consolidated average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $97,332 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM), an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a voluntary expense reimbursement, BMR was allocated $136,814 of the Portfolio’s operating expenses for the year ended October 31, 2022.

Pursuant to an investment sub-advisory agreement effective March 16, 2022, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory

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services to the Portfolio. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,498,252,758	$1,537,623,722

U.S. Government and Agency Securities	122,817,530	—

	$1,621,070,288	$1,537,623,722

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,138,276,199

Gross unrealized appreciation	$60,890,589

Gross unrealized depreciation	(566,773,257)

Net unrealized depreciation	$(505,882,668)

5  Restricted Securities

At October 31, 2022, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$8,600,000	$6,917,664

Sussex Capital, Ltd., Designated Investment Series 14, 12/21	1/24/22	1,114	—	805,918

Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	5,928,142

Total Restricted Securities			$16,100,000	$13,651,724

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a

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varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2022 is included in the Consolidated Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $18,894,803. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,616,936 at October 31, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2022 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$—	$—	$42	$42

Not applicable	8,079,169	*	27,968,150 *	—	22,325,542 *	134,503,825 *	192,876,686

Receivable for open forward foreign currency exchange contracts	—		—	—	30,548,134	—	30,548,134

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—		5,451,710	—	—	2,974,840	8,426,550

Receivable for open non-deliverable bond forward contracts	—		—	—	—	3,112,595	3,112,595

Total Asset Derivatives	$8,079,169		$33,419,860	$—	$52,873,676	$140,591,302	$234,964,007

Derivatives not subject to master netting or similar agreements	$8,079,169		$27,968,150	$—	$22,325,542	$134,503,825	$192,876,686

Total Asset Derivatives subject to master netting or similar agreements	$—		$5,451,710	$—	$30,548,134	$6,087,477	$42,087,321

Not applicable	$—		$(31,800,012)*	$(662,863)*	$(10,008,411)*	$(68,623,764)*	$(111,095,050)

Payable for open forward foreign currency exchange contracts	—		—	—	(12,852,613)	—	(12,852,613)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—		(2,819,937)	—	—	(2,257,630)	(5,077,567)

Payable for open non-deliverable bond forward contracts	—		—	—	—	(964,623)	(964,623)

Total Liability Derivatives	$—		$(34,619,949)	$(662,863)	$(22,861,024)	$(71,846,017)	$(129,989,853)

Derivatives not subject to master netting or similar agreements	$—		$(31,800,012)	$(662,863)	$(10,008,411)	$(68,623,764)	$(111,095,050)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(2,819,937)	$—	$(12,852,613)	$(3,222,253)	$(18,894,803)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$5,226,924	$(898,544)	$(1,337,378)	$—	$2,991,002	$—

Barclays Bank PLC	4,017,135	(618,797)	—	(3,398,338)	—	3,440,000

BNP Paribas	4,368,661	(2,410,148)	(593,459)	(630,000)	735,054	630,000

Citibank, N.A.	1,158,955	(82,211)	—	—	1,076,744	—

Deutsche Bank AG	109,683	—	—	—	109,683	—

Goldman Sachs International	10,077,931	(3,072,229)	(5,480,744)	—	1,524,958	—

JPMorgan Chase Bank, N.A.	3,062,304	(1,340,123)	(1,722,181)	—	—	—

Standard Chartered Bank	11,035,227	(8,614,366)	—	—	2,420,861	—

State Street Bank and Trust Company	1,520,095	(466,108)	(562,314)	—	491,673	—

UBS AG	1,510,406	(358,963)	(688,404)	—	463,039	—

	$42,087,321	$(17,861,489)	$(10,384,480)	$(4,028,338)	$9,813,014	$4,070,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(898,544)	$898,544	$—	$—	$—	$—

Barclays Bank PLC	(618,797)	618,797	—	—	—	—

BNP Paribas	(2,410,148)	2,410,148	—	—	—	—

Citibank, N.A.	(82,211)	82,211	—	—	—	—

Goldman Sachs International	(3,072,229)	3,072,229	—	—	—	—

HSBC Bank USA, N.A.	(10,706)	—	—	—	(10,706)	—

ICBC Standard Bank plc	(784,162)	—	781,595	—	(2,567)	—

JPMorgan Chase Bank, N.A.	(1,340,123)	1,340,123	—	—	—	—

Nomura International PLC	(83,562)	—	69,964	—	(13,598)	—

Societe Generale	(154,884)	—	154,884	—	—	—

Standard Chartered Bank	(8,614,366)	8,614,366	—	—	—	—

State Street Bank and Trust Company	(466,108)	466,108	—	—	—	—

UBS AG	(358,963)	358,963	—	—	—	—

	$(18,894,803)	$17,861,489	$1,006,443	$—	$(26,871)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$4,070,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Information with respect to reverse repurchase agreements at October 31, 2022 is included at Note 8.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$—	$(6,323,036)	$(6,323,036)

Futures contracts	6,029,207	—	2,087,575	—	38,286,792	46,403,574

Swap contracts	(25,853,567)	152,075,728	1,951,749	428,227	54,548,152	183,150,289

Forward foreign currency exchange contracts	—	—	—	88,617,885	—	88,617,885

Non-deliverable bond forward contracts	—	—	—	—	(43,178,015)	(43,178,015)

Total	$(19,824,360)	$152,075,728	$4,039,324	$89,046,112	$43,333,893	$268,670,697

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$—	$6,170,707	$(799,389)	$5,371,318

Futures contracts	8,079,169	—	(1,755,703)	—	5,767,135	12,090,601

Swap contracts	6,506,802	4,845,592	(1,513,821)	—	51,716,748	61,555,321

Forward foreign currency exchange contracts	—	—	—	7,985,203	—	7,985,203

Non-deliverable bond forward contracts	—	—	—	—	3,868,522	3,868,522

Total	$14,585,971	$4,845,592	$(3,269,524)	$14,155,910	$60,553,016	$90,870,965

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions

$75,570,000	$376,552,000	$4,592,242,000	$296,212,000	$67,711,000

Purchased Call Options	Swap Contracts

$1,817,900,000	$6,404,704,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

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Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2022.

8  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2022 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Bank of America, N.A.	10/31/22	11/1/22	3.12%	$71,879,813	$71,886,043

Total				$71,879,813	$71,886,043

At October 31, 2022, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Treasury Obligations.

For the year ended October 31, 2022, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $24,142,000 and 2.27%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2022. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2022.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2022.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Bank of America, N.A.	$(71,886,043)	$—	$71,886,043	$—

*	Including accrued interest

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

9   Investments in Affiliated Funds

At October 31, 2022, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $118,583,106, which represents 6.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$244,492,544	$1,346,185,859	$(1,590,652,095)	$(26,308)	$—	$—	$86,799	—

Liquidity Fund	—	1,433,369,772	(1,314,786,666)	—	—	118,583,106	1,330,813	118,583,106

Total				$(26,308)	$—	$118,583,106	$1,417,612

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Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$43,927,324	$—	$43,927,324

Collateralized Mortgage Obligations	—	42,123,013	—	42,123,013

Common Stocks	12,167,154	77,788,941 *	467,194	90,423,289

Convertible Bonds	—	7,405,888	—	7,405,888

Foreign Corporate Bonds	—	154,002,094	0	154,002,094

Loan Participation Notes	—	—	43,646,597	43,646,597

Reinsurance Side Cars	—	—	20,645,423	20,645,423

Senior Floating-Rate Loans	—	16,644,320	608,224	17,252,544

Sovereign Government Bonds	—	820,551,003	65,632,437	886,183,440

Sovereign Loans	—	131,305,317	—	131,305,317

U.S. Government Guaranteed Small Business Administration Loans	—	16,458,956	—	16,458,956

U.S. Treasury Obligations	—	71,811,094	—	71,811,094

Warrants	75,797	—	—	75,797

Miscellaneous	—	—	0	0

Short-Term Investments:

Affiliated Fund	118,583,106	—	—	118,583,106

Repurchase Agreements	—	33,700,873	—	33,700,873

Sovereign Government Securities	—	—	5,286,231	5,286,231

U.S. Treasury Obligations	—	54,963,836	—	54,963,836

Purchased Call Options	—	42	—	42

Total Investments	$130,826,057	$1,470,682,701	$136,286,106	$1,737,794,864

Forward Foreign Currency Exchange Contracts	$—	$52,873,676	$—	$52,873,676

Non-Deliverable Bond Forward Contracts	—	3,112,595	—	3,112,595

Futures Contracts	23,255,474	—	—	23,255,474

Swap Contracts	—	155,722,220	—	155,722,220

Total	$154,081,531	$1,682,391,192	$136,286,106	$1,972,758,829

Liability Description

Securities Sold Short	$(111,761,850)	$(31,875,316)	$—	$(143,637,166)

Forward Foreign Currency Exchange Contracts	—	(22,861,024)	—	(22,861,024)

Non-Deliverable Bond Forward Contracts	—	(964,623)	—	(964,623)

Futures Contracts	(1,004,488)	(459,055)	—	(1,463,543)

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Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total

Swap Contracts	$—	$(104,700,663)	$—	$(104,700,663)

Total	$(112,766,338)	$(160,860,681)	$—	$(273,627,019)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating- Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total

Balance as of October 31, 2021	$390,302	$0	$55,266,184	$22,146,350	$977,300	$—	$—	$78,780,136

Realized gains (losses)	—	—	(878,738)	—	—	(2,722,802)	—	(3,601,540)

Change in net unrealized appreciation (depreciation)	76,892	—	(2,320,237)	(2,277,932)	(478,457)	(185,260,736)	(1,707,857)	(191,968,327)

Cost of purchases	—	—	—	7,100,000	—	39,041,257	6,803,065	52,944,322

Proceeds from sales, including return of capital	—	—	(8,882,375)	(6,322,995)	—	(37,257,452)	—	(52,462,822)

Accrued discount (premium)	—	—	461,763	—	109,381	963,875	191,023	1,726,042

Transfers to Level 3	—	—	—	—	—	250,868,295	—	250,868,295

Transfers from Level 3	—	—	—	—	—	—	—	—

Balance as of October 31, 2022	$467,194	$0	$43,646,597	$20,645,423	$608,224	$65,632,437	$5,286,231	$136,286,106

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2022	$76,892	$—	$(2,832,068)	$(2,215,967)	$(478,457)	$(182,201,670)	$(1,707,857)	$(189,359,127)

Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired during the year ended October 31, 2022 at $0 cost and valued at $0 at October 31, 2022.

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2022:

Type of Investment	Fair Value as of October 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$467,194	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	43,646,597	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.59%	Decrease

Senior Floating-Rate Loans	608,224	Market Approach	Discount Rate	10%	Decrease

Sovereign Government Bonds	65,632,437	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease

Sovereign Government Securities	5,286,231	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease

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Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

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Global Macro Absolute Return Advantage Portfolio

October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2022, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 29, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

72

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October 31, 2022

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•

The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

73

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Board of Trustees’ Contract Approval — continued

•

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;

•	Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•

Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•

Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;

•

Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;

•

The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders

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Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

76

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Alan C. Bowser(1) 1962	Trustee	Since 2022

Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011-present).

Other Directorships. None.

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

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Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$129,400	$137,933
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$41,598	$9,000
All Other Fees(3)	$0	$0

Total	$170,998	$146,933

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$41,598	$9,000
Eaton Vance(1)	$51,800	$52,836

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant maintains disclosure controls and procedures to provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. Within 90 days prior to the filing date of the annual report on Form N-CSR, management carried out an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were not effective due to a material weakness. A material weakness exists in the design and operating effectiveness of controls over the amounts used to determine the mark-to-market adjustment on unrealized gains and losses arising from foreign currencies at year-end for tax purposes. The controls were not effective to ensure the correct amounts were utilized, affecting the registrant’s determination of its tax-related financial statement disclosures. This material weakness resulted in an audit adjustment to decrease the cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the registrant at October 31, 2022, as determined on a federal income tax basis. The aforementioned adjusted amounts are presented in the notes to the registrant’s financial statements included herein. This material weakness did not result in a misstatement of previously issued financial statements.

To remediate the material weakness described above, management of the registrant is enhancing its oversight and review controls over activities performed by an outsourced tax preparer.

(b) Other than the enhancements to controls noted above that are being implemented subsequent to October 31, 2022, there have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report and subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 6, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 6, 2023